Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt [abstract]
Schedule of movement in debt

	Credit Facility	Debentures	Total
Balance at December 31, 2017	$39,871	$-	$39,871
Loss on modification	653	-	653
Transaction costs paid	(1,338)	-	(1,338)
Amortization of transaction costs	116	-	116
Drawdowns	30,000	-	30,000
Balance at December 31, 2018	69,302	-	69,302
Proceeds from debentures	-	46,000	46,000
Transaction costs paid	-	(2,490)	(2,490)
Portion allocated to equity	-	(7,141)	(7,141)
Transaction costs allocated to equity	-	389	389
Amortization of discount	128	347	475
Drawdowns	40,000	-	40,000
Balance at December 31, 2019	$109,430	$37,105	$146,535